Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in prior periods	₩ 113,792	₩ 141,460